Retirement Benefit Plans - Weighted Average Actuarial Assumptions Used to Determine Net Pension Expense for Our Defined Benefit Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	2.04%	3.40%	4.38%
Rate of compensation increase			3.29%
Expected long-term rate of return on plan assets	6.75%	7.75%	7.75%
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	0.63%	0.73%	1.44%
Rate of compensation increase	2.39%	2.28%	2.50%
Expected long-term rate of return on plan assets	2.09%	2.17%	2.14%